Business and Segment Reporting (Reconciliation of Time Charter Revenue to Shipping Revenues) (Details) - USD ($) $ in Thousands	3 Months Ended									12 Months Ended
	Mar. 31, 2016	Dec. 31, 2015	Sep. 30, 2015	Jun. 30, 2015	Mar. 31, 2015	Dec. 31, 2014	Sep. 30, 2014	Jun. 30, 2014	Mar. 31, 2014	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Business and Segment Reporting [Abstract]
Time charter equivalent revenues	$ 236,922				$ 221,642					$ 924,848	$ 761,359	$ 763,328
Add: Voyage expenses	6,834				11,900					39,658	196,075	252,668
Shipping revenues	$ 243,756	$ 243,725	$ 241,752	$ 245,487	$ 233,542	$ 216,928	$ 206,283	$ 241,777	$ 292,446	$ 964,506	$ 957,434	$ 1,015,996